Equity (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Equity [Abstract]
Redeemable Noncontrolling Interest
The following table presents a rollforward of the redeemable noncontrolling interests for the year ended March 31, 2023, the three months ended March 31, 2022, and the years ended December 31, 2021 and 2020:

	Redeemable Noncontrolling Interests		Total Redeemable Noncontrolling Interests
(Dollars in thousands)	Preferred Series A.0	Preferred Series A.1
Balance, December 31, 2019 (As Restated)	$—	$1,588,604	$1,588,604

Net income (loss)	—	(35,877)	(35,877)
Tax distribution to noncontrolling interest	—	(5,592)	(5,592)

Balance, December 31, 2020	—	1,547,135	1,547,135

Net income (loss)	1,264	(9,532)	(8,268)
Deemed dividend upon issuance for GAAP to tax basis true-up	—	(9,247)	(9,247)
Exchange of BCH Preferred Series A.1 Unit Accounts for BCG Preferred Series B.2 Unit Accounts	—	(312,312)	(312,312)
Exchange of BCH Preferred Series A.1 Unit Accounts for BCH Preferred Series A.0 Unit Accounts	251,652	(251,652)	—
Deemed dividend for BCG Preferred Series B.2 Unit Accounts preferred return	—	(2,239)	(2,239)
Put option liability on grant of BCH Preferred A.1 Unit Accounts	—	(3,793)	(3,793)
BCH Preferred Series A.0 Unit Accounts guaranteed payment accrual	(1,264)	—	(1,264)
Deemed dividend for extinguishment of redeemable noncontrolling interest and preferred equity	(1,745)	(12,455)	(14,200)

Balance, December 31, 2021	249,907	945,905	1,195,812

Net income (loss)	3,788	(1,290)	2,498
Deemed dividend for BCG Preferred Series B.2 Unit Accounts preferred return	—	(8,424)	(8,424)
BCH Preferred Series A.0 Unit Accounts guaranteed payment accrual	(3,788)	—	(3,788)

Balance, March 31, 2022	249,907	936,191	1,186,098

Net income (loss)	15,822	(4,298)	11,524
Deemed dividend upon issuance for U. S. GAAP to tax basis true-up	—	(314)	(314)
Deemed dividend for BCG Preferred Series B.2 Unit Accounts preferred return	—	(37,133)	(37,133)
Transfer from BCH Preferred Series A.1 Unit Accounts to BCH Preferred Series A.0 Unit Accounts	1,144	(1,144)	—
BCH Preferred Series A.0 Unit Accounts guaranteed payment accrual	(15,822)	—	(15,822)

Balance, March 31, 2023	$251,051	$893,302	$1,144,353

Schedule of Noncontrolling Interests
The following tables present a rollforward of the noncontrolling interests for the three and six months ended September 30, 2023 and 2022:

	Noncontrolling Interests
(Dollars in thousands)	Trusts	Class S Ordinary	Class S Preferred	Preferred Series A.1	Preferred Series C	Class A of CT	Total Noncontrolling Interests
Balance, June 30, 2023	$(132,361)	$19,311	$856	$691,825	$205,759	$690	$786,080

Net loss	(3,591)	(9,614)	—	(570)	—	(421)	(14,196)
Reduction of noncontrolling interest in connection with recent financings	(3,272)	—	—	—	—	—	(3,272)
Issuance of noncontrolling interest in connection with recent financings	79	—	—	—	—	—	79
Reclass of distributions payable to noncontrolling interest holder	(238)	—	—	—	—	—	(238)
Conversion of Preferred Series C to Class A common stock	—	—	—	—	(205,759)	—	(205,759)
Issuance of Series B-1 preferred stock and noncontrolling interest in connection with recent financings	942	—	—	—	—	—	942

Balance, September 30, 2023	$(138,441)	$9,697	$856	$691,255	$—	$269	$563,636

	Noncontrolling Interests
(Dollars in thousands)	Trusts	Class S Ordinary	Class S Preferred	Preferred Series A.1	Preferred Series C	Class A of CT	Total Noncontrolling Interests
Balance, March 31, 2023	$(118,299)	$52,560	$856	$—	$205,759	$1,337	$142,213

Net income (loss)	(17,457)	(38,979)	—	(1,244)	—	(1,068)	(58,748)
Issuance of shares in connection with recent financings	133	—	—	—	—	—	133
Reclass of distributions payable to noncontrolling interest holder	(567)	—	—	—	—	—	(567)
Reduction of noncontrolling interest in connection with recent financings	(3,272)	—	—	—	—	—	(3,272)
Issuance of noncontrolling interest in connection with recent financings	79	—	—	—	—	—	79
Conversion of Class S Ordinary to Class A common stock	—	(3,884)	—	—	—	—	(3,884)
Conversion of Preferred Series C to Class A common stock	—	—	—	—	(205,759)	—	(205,759)
Deemed dividend for BCG Preferred Series B.2 Unit Accounts preferred return	—	—	—	(6,942)	—	—	(6,942)
Reclass of BCH Preferred A.1 from temporary to permanent equity	—	—	—	699,441	—	—	699,441
Issuance of Series B-1 preferred stock and noncontrolling interest in connection with recent financings	942	—	—	—	—	—	942

Balance, September 30, 2023	$(138,441)	$9,697	$856	$691,255	$—	$269	$563,636

	Noncontrolling Interests
(Dollars in thousands)	Trusts	Class S Ordinary	Class S Preferred	FLP	Preferred Series C	Class A of CT	Total Noncontrolling Interests
Balance, June 30, 2022	$(27,973)	$63,329	$856	$—	$205,759	$2,440	$244,411

Net income (loss)	(72,843)	(1,781)	—	3,166	—	5	(71,453)
Noncontrolling interest reclass	—	1,116	1,117	(2,233)	—	—	—
Distribution to noncontrolling interest	—	—	—	—	—	(131)	(131)
Reclass of distributions payable to noncontrolling interest holder	(14)	—	—	—	—	—	(14)
Reclass of allocated income for FLP Subclass 3 to payable	—	—	—	(933)	—	—	(933)

Balance, September 30, 2022	$(100,830)	$62,664	$1,973	$—	$205,759	$2,314	$171,880

	Noncontrolling Interests
(Dollars in thousands)	Trusts	Class S Ordinary	Class S Preferred	FLP	Preferred Series C	Class A of CT	Total Noncontrolling Interests
Balance, March 31, 2022	$982	$69,831	$1,316	$—	$205,759	$—	$277,888

Net income (loss)	(101,554)	(7,824)	—	3,166	—	15	(106,197)
Noncontrolling interest reclass	—	1,116	1,117	(2,233)	—	—	—
Payment of employee payroll taxes on restricted equity units	—	(459)	(460)	—	—	—	(919)
Distribution to noncontrolling interest	—	—	—	—	—	(131)	(131)
Noncash issuance of noncontrolling interest	299	—	—	—	—	—	299
Reclass of distributions payable to noncontrolling interest holder	(557)	—	—	—	—	—	(557)
Reclass of allocated income for FLP Subclass 3 to payable	—	—	—	(933)	—	—	(933)
Issuance of noncontrolling interest	—	—	—	—	—	2,430	2,430

Balance, September 30, 2022	$(100,830)	$62,664	$1,973	$—	$205,759	$2,314	$171,880

The following table presents a rollforward of the noncontrolling interests for the year ended March 31, 2023, the three months ended March 31, 2022, and the years ended December 31, 2021 and 2020:

	Noncontrolling Interests						Total Noncontrolling Interests
(Dollars in thousands)	Trusts	Class S Ordinary	Class S Preferred	FLP	Preferred Series C	Class A of CT
Balance, December 31, 2019 (As Restated)	$27,062	$85,448	$17	$—	$—	$—	$112,527

Net income (loss)	47,582	(6,920)	(15)	2,398	—	—	43,045
Noncontrolling interest reclass	—	1,199	1,199	(2,398)	—	—	—
Noncash issuance of noncontrolling interest	5,978	—	—	—	—	—	5,978
Reclass of distributions payable to noncontrolling interest holder	(737)	—	—	—	—	—	(737)
Cash contribution for BCH Preferred Series C Unit Accounts	—	—	—	—	130,200	—	130,200
Noncash issuance of BCH Preferred Series C Unit Accounts	—	—	—	—	313	—	313
Promissory note forgiveness exchange for BCH Preferred Series C Unit Accounts	—	(915)	—	—	71,200	—	70,285
Adjustment for change in ownership interest	—	(567)	—	—	3,800	—	3,233

Balance, December 31, 2020	79,885	78,245	1,201	—	205,513	—	364,844

Net income (loss)	(30,513)	(4,811)	(30)	1,503	—	—	(33,851)
Noncontrolling interest reclass	—	740	740	(1,480)	—	—	—
Payment of employee payroll taxes on restricted equity units	—	(595)	(595)	—	—	—	(1,190)
Noncash issuance of noncontrolling interest	9,189	—	—	—	—	—	9,189
Reclass of distributions payable to noncontrolling interest holder	(1,539)	—	—	—	—	—	(1,539)
Cash contribution for BCH Preferred Series C Unit Accounts	—	—	—	—	14,800	—	14,800
Noncash issuance of BCH Preferred Series C Unit Accounts	—	—	—	—	246	—	246
Redemption of BCH Preferred Series C Unit Accounts	—	—	—	—	(14,800)	—	(14,800)
Reclass of allocated income for FLP Subclass 3 to payable	—	—	—	(23)	—	—	(23)

Balance, December 31, 2021	57,022	73,579	1,316	—	205,759	—	337,676

Net loss	(55,229)	(3,748)	—	—	—	—	(58,977)
Reclass of distributions payable to noncontrolling interest holder	(811)	—	—	—	—	—	(811)

Balance, March 31, 2022	982	69,831	1,316	—	205,759	—	277,888

Net income (loss)	(117,861)	(16,987)	—	3,166	—	(962)	(132,644)
Noncontrolling interest reclass	—	1,116	1,117	(2,233)	—	—	—
Payment of employee payroll taxes on restricted equity units	—	(459)	(460)	—	—	—	(919)
Distribution to noncontrolling interest	—	—	—	—	—	(131)	(131)
Noncash issuance of noncontrolling interest	299	—	—	—	—	—	299
Reclass of distributions payable to noncontrolling interest holder	(1,719)	—	—	—	—	—	(1,719)
Reclass of allocated income for FLP Subclass 3 to payable	—	—	—	(933)	—	—	(933)
Issuance of noncontrolling interest	—	—	—	—	—	2,430	2,430
Annual reallocation of FLP	—	(941)	(1,116)	—	—	—	(2,057)

Balance, March 31, 2023	$(118,299)	$52,560	$857	$—	$205,759	$1,337	$142,214